GOODWILL - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) yr	Dec. 31, 2019 USD ($) yr	Dec. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 14,714	$ 14,550		$ 8,815
Impairment loss recognised in profit or loss, goodwill	3	453
Acquisitions through business combinations	$ 145	$ 6,125
Actuarial assumption of discount rates	2.00%	3.00%
Minimum
Disclosure of reconciliation of changes in goodwill [line items]
Terminal Year | yr	7
Maximum
Disclosure of reconciliation of changes in goodwill [line items]
Terminal Year | yr	21
Utilities [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Terminal Year | yr	10
Utilities [Member] | Minimum
Disclosure of reconciliation of changes in goodwill [line items]
Terminal Year | yr		10
Utilities [Member] | Maximum
Disclosure of reconciliation of changes in goodwill [line items]
Terminal Year | yr		20
North America
Disclosure of reconciliation of changes in goodwill [line items]
Terminal Year | yr	2,041	2,040
Infrastructure
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 6,634	$ 6,553
Infrastructure | Property, plant and equipment [member] | Utilities [Member] | Discounted cash flows | Minimum
Disclosure of reconciliation of changes in goodwill [line items]
Terminal capitalization rate	700.00%	800.00%
Infrastructure | Property, plant and equipment [member] | Utilities [Member] | Discounted cash flows | Maximum
Disclosure of reconciliation of changes in goodwill [line items]
Terminal capitalization rate	2300.00%	2100.00%
Infrastructure | Goodwill [member] | Discounted cash flows | Minimum
Disclosure of reconciliation of changes in goodwill [line items]
Terminal capitalization rate	900.00%
Actuarial assumption of discount rates	11.00%
Infrastructure | Goodwill [member] | Discounted cash flows | Maximum
Disclosure of reconciliation of changes in goodwill [line items]
Terminal capitalization rate	1200.00%
Actuarial assumption of discount rates	14.00%
Private Equity
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 5,244	$ 5,218
Terminal growth rate	2.60%	1.50%
Terminal Year | yr	2,025	2,024
Discount rate used in current estimate of value in use	9.90%	9.40%
Real Estate
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 1,404	$ 1,357
Growth rate used to extrapolate cash flow projections		2.80%
Renewable Power
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 970	$ 977
Renewable Power | Property, plant and equipment [member] | North America | Hydroelectric [Member] | Discounted cash flows | Minimum
Disclosure of reconciliation of changes in goodwill [line items]
Terminal capitalization rate	5.80%	6.20%
Renewable Power | Property, plant and equipment [member] | North America | Hydroelectric [Member] | Discounted cash flows | Maximum
Disclosure of reconciliation of changes in goodwill [line items]
Terminal capitalization rate	6.20%	6.70%
Genesee and Wyoming [Member] | Infrastructure
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 2,042		$ 2,000
Healthscope | Private Equity
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	1,548
Clarios | Private Equity
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 1,894
Center Parcs [Member] | Real Estate
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate used in current estimate of value in use	9.50%	7.90%
Growth rate used to extrapolate cash flow projections	3.00%	2.00%
IFC Seoul | Real Estate
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate used in current estimate of value in use	7.20%	7.50%
Growth rate used to extrapolate cash flow projections	2.80%	2.80%